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Guardian U.S. Government Securities VIP Fund
Guardian U.S. Government Securities VIP Fund

GUARDIAN VARIABLE PRODUCTS TRUST
(the “Trust”)

Supplement dated December 21, 2022

to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented

Guardian U.S. Government Securities VIP Fund only:

Average Annual Total Returns (for the periods ended December 31, 2021)
The table in the Fund’s Prospectus and Summary Prospectus under the heading “Average Annual Total Returns (for the periods ended December 31, 2021)” is hereby deleted and replaced by the following:
Average Annual Returns - Guardian U.S. Government Securities VIP Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guardian U.S. Government Securities VIP Fund		(2.47%)	1.22%	Oct. 21, 2019
Bloomberg US Intermediate Government/Mortgage Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.39%)	1.68%
Bloomberg Intermediate US Government Bond Index (reflects no deduction for fees, expenses or taxes)		(1.69%)	1.82%
[1]	The Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Total Return Index”) replaced the Bloomberg Intermediate US Government Bond Index as the Fund’s primary benchmark as of October 1, 2022. The Total Return Index was selected to align more closely with the Fund’s investment strategy and portfolio holdings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.